Residential Loans at Amortized Cost, Net - Activity in Allowance for Loan Losses on Residential Loans, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Balance at beginning of year	$ 12,084	$ 19,932	$ 14,320	$ 20,435	$ 20,435	$ 13,824	$ 15,907
Provision for loan losses	1,521	95	517	1,821	1,229	13,352	6,016
Charge-offs, net of recoveries	(1,675)	(1,721)	(2,907)	(3,950)	(7,344)	(6,741)	(8,099)
Balance at end of year	$ 11,930	$ 18,306	$ 11,930	$ 18,306	$ 14,320	$ 20,435	$ 13,824